Investment property (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Investment Property

	31.12.2017	31.12.2018	31.12.2018
	RMB’000	RMB’000	US$’000

Cost
At January 1	31,776	32,944	4,924
Translation difference	1,168	1,028	154

At December 31	32,944	33,972	5,078

Accumulated depreciation
At January 1	24,478	25,510	3,813
Charge for the year	248	884	132
Translation difference	784	813	122

At December 31	25,510	27,207	4,067

Net carrying amount	7,434	6,765	1,011

Fair value	10,557	10,886	1,627

Consolidated statements of profit or loss:
Rental income from an investment property	372	437	65
Direct operating expenses (including repairs, maintenance and depreciation expense) arising from the rental generating property	(508)	(314)	(47)

Investment property [member]
Statement [LineItems]
Summary of Fair Value Measurement of Investment Property

The following table shows information about fair value measurement of the investment property using significant unobservable inputs (Level 3):

	Valuation techniques	Unobservable input	Inter-relationship between key unobservable inputs and fair value measurement

2018	Market comparison and cost method	Comparable price: - RMB 156 to RMB 428 (US$23 to US$64) per square foot	The estimated fair value increases with higher comparable price

2017	Market comparison and cost method	Comparable price: - RMB 151 to RMB 415 per square foot	The estimated fair value increases with higher comparable price